Provisions (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS
Summary of Breakdown of Provisions

	Current		Non-current
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings (1)	1,264,710	1,492,140	13,149,618	14,843,034
Decommissioning or restoration (2)	13,375,095	—	173,341,364	191,867,939
Other provisions (3)	5,116,512	1,942,664	7,621,732	3,530,698
Total	19,756,317	3,434,804	194,112,714	210,241,671
(1)	See Note 35.3.
(2)	See Note 3.a.
(3)	In 2021, this item includes an amount of ThCh$ 3,434,242 at short-term and ThCh$ 4,042,759 at long-term, which relates to restructuring provisions associated with the Group’s 2021-2024 digitization strategy. This enables the adoption of new work and operation models and demands new skills and knowledge to make processes even more efficient.

Summary of Changes in Provisions

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2021	16,335,174	191,867,939	5,473,362	213,676,475
Increase (decrease) in existing provisions (1)	6,006,400	(3,197,115)	7,856,556	10,665,841
Provisions used	(1,999,269)	(2,782,780)	(623,019)	(5,405,068)
Reversal of unused provision	(6,378,072)	—	—	(6,378,072)
Increase from adjustment to time value of money (2)	—	(1,672,021)	—	(1,672,021)
Conversion Difference Foreign Currency Exchange	483,048	2,605,855	33,882	3,122,785
Other Increase (Decrease)	(32,953)	(105,419)	(2,537)	(140,909)
Total movements in provisions	(1,920,846)	(5,151,480)	7,264,882	192,556
Balance as of December 31, 2021	14,414,328	186,716,459	12,738,244	213,869,031

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2020	13,531,190	160,649,977	1,745,080	175,926,247
Increase (decrease) in existing provisions (3)	5,905,427	29,964,811	3,728,282	39,598,520
Provisions used	(1,471,151)	(1,743,534)	—	(3,214,685)
Reversal of unused provision	(1,474,149)	—	—	(1,474,149)
Increase from adjustment to time value of money (2)	—	4,115,292	—	4,115,292
Conversion Difference Foreign Currency Exchange	(156,143)	(1,118,607)	—	(1,274,750)
Total movements in provisions	2,803,984	31,217,962	3,728,282	37,750,228
Balance as of December 31, 2020	16,335,174	191,867,939	5,473,362	213,676,475
(1)	Changes to provisions for decommissioning and restoration for the year ended December 31, 2021, are mainly due to an increase in the discount rate used to calculate these provisions.
(2)	Corresponds to a financial update, see Note 33.
(3)	The increase in the provisions for decommissioning or restoration during 2020 is explained primarily by the process to close the Bocamina II plant’s operations. This resulted in an increase in the present value of the obligation, as a result of the adjustment to the previously-established terms for making the disbursements, along with performing an update to the estimated values thereof (see Note 15.c.iv).